CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2013
Stockholders' Equity
Preferred stock, par value	$ 0
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0
Common stock, shares authorized	100,000,000
Common stock, shares issued	15,137,200
Common stock, shares outstanding	15,137,200